Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Estimated annual effective income tax rate	31.10%	(65.80%)	35.00%
Tax Refund				$ 19.9
Decrease in income tax expense				1.2
Effective income tax rates	30.70%	(65.80%)	(31.80%)	(11.20%)	(2.80%)
Unrecognized Tax Benefits Due To Uncertainity In Timing Of Deductibility			0.9
Deferred tax assets related to state and local tax net operating loss carryforwards, net of related valuation allowances			27.1	20.7
Deferred Tax Assets Operating Loss Carryforwards State And Local Valuation Allowances			21.9	16.6
Tax expense (benefit) interest and penalties recorded in the statements of results of operations			$ 0.4	$ 0	$ 1.2